INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Investment income	$24	$60	$47	$68
Fee revenue	50	58	113	122
Dividend income	2	2	36	3
Interest income and other	10	13	20	45
Participating loan notes	—	4	—	7
Total investment and other revenue	$86	$137	$216	$245